30. SUPPLEMENTAL CASH FLOW INFORMATION (Details 1) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Information
Income taxes paid	CAD (85,503)	CAD (122,401)	CAD (159,256)
Income taxes received	22,512	1,929	4,233
Income taxes paid, net of income taxes received	CAD (62,991)	CAD (120,472)	CAD (155,023)